Significant events - Early settlement of Subordinated Capital Notes (Details) $ in Thousands, $ in Millions	Jan. 30, 2019 USD ($)	Sep. 26, 2018 USD ($)	Dec. 27, 2013	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of financial liabilities [line items]
Outstanding issue amount				$ 1,644,023	$ 1,299,114
Financial liabilities at amortized cost | Tier II Subordinated Capital Notes, Issued 2013
Disclosure of financial liabilities [line items]
Annual interest rate (as percent)		5.95%	5.95%
Maturity period of debt instruments issued			10 years
Outstanding issue amount		$ 1,222,907				$ 1,546
Percentage of existing holders tendered the cash offer		94.07%
Amount of subordinated liability amortized	$ 77,093